Investments	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments
7.	INVESTMENTS
The following table sets forth a breakdown of the categories of short-term and long-term investments held by the
Company:

	$	$
	As of December 31,
	2023	2024
	$	$
Short-term investments
Debt securities:
Held-to-maturity	1,731,154	2,960,155
Available-for-sale	792,908	3,245,212
Equity securities	23,582	10,056

	2,547,644	6,215,423

Long-term investments
Debt securities:
Held-to-maturity	49,726	39,385
Available-for-sale	3,405,098	2,076,450
Equity securities	612,729	393,462
Equity method investments	195,009	185,008

	4,262,562	2,694,305

Marketable equity securities
The net unrealized fair value gain (loss) of $146, ($2,069) and ($1,471) related to the marketable equity securities had been recognized in the consolidated statements of operations as “Net investment loss”
for the years ended December 31, 2022, 2023 and 2024, respectively.
Non-marketable equity securities
As of December 31, 2023 and 2024, the Company determined an impairment indicator existed due to the deterioration in economic and market conditions and the fair value of certain investments was less than their carrying amount. As of December 31, 2023 and 2024, the Company recorded cumulative impairment of $199,276 and $443,906, respectively.
Impairment losses
Impairment losses are included in net investment loss in the consolidated statements of operations:

	Years ended December 31,
	2022	2023	2024
	$	$	$

Impairment losses
Non-marketable equity securities	104,645	86,076	244,630
Equity method investments	4,201	10,608	23,149

The following table summarizes the cost or amortized cost, gross unrecognized gains and losses, gross unrealized gains and losses, and fair value of the Company’s debt securities as of December 31, 2023 and 2024:

	$	$	$	$	$	$
	As of December 31, 2023
	Cost or amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$

Short-term investments
Debt securities:
Held-to-maturity
Time deposits	1,715,693	–	–	–	–	1,715,693
Sovereign debt securities	15,461	9	(23)	–	–	15,447
Available-for-sale
Sovereign and corporate debt securities	792,431	–	–	885	(408)	792,908

Long-term investments
Debt securities:
Held-to-maturity
Sovereign debt securities	49,726	632	(193)	–	–	50,165
Available-for-sale
Sovereign and corporate debt securities	3,407,262	–	–	15,002	(17,166)	3,405,098

	5,980,573	641	(216)	15,887	(17,574)	5,979,311

	$	$	$	$	$	$
	As of December 31, 2024
	Cost or amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$
Short-term investments
Debt securities:
Held-to-maturity
Time deposits	2,943,881	–	–	–	–	2,943,881
Sovereign debt securities	16,274	–	(34)	–	–	16,240
Available-for-sale
Sovereign and corporate debt securities	3,238,181	–	–	7,873	(842)	3,245,212

Long-term investments
Debt securities:
Held-to-maturity
Sovereign and corporate debt securities	39,385	236	(497)	–	–	39,124
Available-for-sale
Sovereign and corporate debt securities	2,093,447	–	–	640	(17,637)	2,076,450

	8,331,168	236	(531)	8,513	(18,479)	8,320,907